Summary of significant accounting policies - Summary of Assets and liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - Warrant [Member] ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Summary of significant accounting policies
Warrant liability	¥ 66,347
Level 3
Summary of significant accounting policies
Warrant liability	¥ 66,347